Reverse takeover transaction with NCAC (Tables)	10 Months Ended
Jan. 31, 2024
Reverse takeover transaction with NCAC
Summary of calculation of listing expenses

Listing
Expense
Consideration paid:
Shares issued to NCAC shareholders	7,794,659
Shares issued to settle NCAC liabilities	150,000
Shares issued to compensate advisors	446,000
Total consideration shares issued NCAC shareholders	8,390,659
Fair value of the common shares	$3.55
Deemed consideration amount for the common shares issued	$29,786,839

Net identifiable liability acquired:
Cash and cash equivalent	$203
Accounts payable and accrued liabilities	$(165)
NCAC promissory note (Note 10)	$(1,615,501)
Derivative warrant liabilities (Note 9)	$(595,358)
Net liabilities acquired	$(2,210,821)

Listing Expense	$31,997,660